Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ (11,552,823)	$ (834,627)
Adjustment to reconcile net loss to cash used in operating activities
Depreciation and amortization	1,145	1,085
Amortization of operating lease right-of-use assets	52,068	5,211
Change in fair value of Earnout Shares liability	7,672,000
Change in fair value of True Up Shares liability	(269,000)
Change in fair value of Subject Vesting Shares liability	2,425,000
Changes in operating assets and liabilities:
Prepaid Expenses and Other Assets	15,010	12,576
Operating lease liabilities	(51,346)	(5,211)
Accounts payable	(2,674,319)	40,279
Accrued expenses, accrued transaction costs and other liabilities	(1,057,718)	(22,948)
Net cash used in operating activities	(5,439,983)	(803,635)
Cash flows from Investing Activities
Purchases of fixed assets	(1,450)
Net cash used in investing activities	(1,450)
Cash flows from Financing Activities
Proceeds from the exercise of warrants	45,760
Proceeds from the exercise of options	56,250
Proceeds from the issuance of common stock	43,365,000	255,861
Transaction costs – recapitalization	(972,103)
Net cash provided by financing activities	42,494,907	255,861
Net increase (decrease) in cash	37,053,474	(547,774)
Cash, beginning of period	375,796	5,211,486	$ 5,211,486
Cash, end of the period	37,429,270	4,663,712	375,796	$ 5,211,486
Non-Cash investing and financing activities:
Initial recognition of earnout shares liability	53,721,000
Initial recognition of True Up Shares liability	555,000
Initial recognition of Subject Vesting Shares liability	11,792,000
Initial recognition of ROU asset and operating lease liability	172,649
Liabilities combined in recapitalization, net	8,680,477
Acquisition of business from GE Vernova in exchange for issuing non-controlling interests	612,533,000
Supplemental Cash flow information:
Taxes paid
Power & Digital Infrastructure Acquisition Ii Corp.
Cash Flows from Operating Activities
Net income (loss)			1,242,993	2,041,984
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account			(9,126,178)	(4,187,504)
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs			(205,275)
Changes in operating assets and liabilities:
Prepaid expenses			284,405	329,567
Advance from related party			900,000
Accounts payable			428,218	(880,791)
Accrued expenses, accrued transaction costs and other liabilities			5,077,223	250,114
Income tax payable			(630,531)	802,367
Franchise tax payable			51,961	(79,906)
Net cash used in operating activities			(1,977,184)	(1,724,169)
Cash flows from Investing Activities
Investment income released from Trust Account to pay for taxes			2,548,365	167,553
Cash withdrawn for redemptions			188,132,132
Extension payments deposited in Trust Account			(1,800,000)
Net cash used in investing activities			188,880,497	167,553
Cash flows from Financing Activities
Redemption of common stock			(188,132,132)
Net cash provided by financing activities			(188,132,132)
Net increase (decrease) in cash			(1,228,819)	(1,556,616)
Cash, beginning of period	$ 59,167	$ 1,287,986	1,287,986	2,844,602
Cash, end of the period			59,167	1,287,986
Supplemental Cash flow information:
Taxes paid			2,389,251
Supplemental disclosure of noncash activities:
Remeasurement of Class A common stock subject to possible redemption			8,967,458	2,918,429
Excise tax payable attributable to redemption of common stock			1,881,321
Reversal of transaction costs incurred in connection with IPO			$ 4,025,000